Label	Element	Value
Frontier MFG Core Infrastructure Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary Section
Objective [Heading]	rr_ObjectiveHeading	Investment Objective.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Frontier MFG Core Infrastructure Fund (the “Fund”) is long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Oct. 31, 2025
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During its most recent fiscal year, the Fund’s portfolio turnover rate was 12% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	12.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The “Total Annual Fund Operating Expenses” and “Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement” for Service Class shares do not correlate to the “Ratio of expenses to average net assets” figures in the Financial Highlights section of this Prospectus because Service Class shares accrued shareholder servicing fees in the amount of 0.10% for the fiscal year ended June 30, 2023.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests at least 80% of its net assets in the equity securities of infrastructure companies. Equity securities in which the Fund invests as part of its principal investment strategy consist of common stocks, stapled securities (an equity security comprised of multiple parts) and Real Estate Investment Trusts (“REITs”) of infrastructure companies. The Fund will concentrate in the infrastructure sector and utilities industry. The Fund will invest in both U.S. and non-U.S. companies of all market capitalizations, with a minimum market capitalization of U.S. $500 million at the time of purchase. With respect to its non-U.S. investments, the Fund invests in companies located in developed countries but may also invest in emerging markets as part of its principal investment strategy.

The Fund’s subadviser, Magellan Asset Management Limited doing business as MFG Asset Management (“MFG Asset Management”), seeks to provide investors with exposure to the infrastructure sector and to deliver stable investment returns relative to other equity funds. The Fund invests in a diversified portfolio of securities of infrastructure companies that MFG Asset Management has determined have an appropriate capital structure, are likely to generate reliable income streams and are likely to benefit from inflation protection. The Fund’s portfolio will generally consist of 70 to 100 companies.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The return information provided in the following bar chart and table illustrates how the performance of the Fund can vary from year to year, which is one indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year, while the table compares the average annual total returns of the Fund to a broad measure of market performance. Please keep in mind that the Fund’s past performance (before and after taxes) does not necessarily represent how it will perform in the future. Updated performance data is available on the Company’s website at www.frontiermutualfunds.com or by calling toll-free to 1-888-825-2100.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The return information provided in the following bar chart and table illustrates how the performance of the Fund can vary from year to year, which is one indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-825-2100
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.frontiermutualfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please keep in mind that the Fund’s past performance (before and after taxes) does not necessarily represent how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Institutional Class Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Fund’s return from January 1, 2023, through September 30, 2023, was (6.79)%

Best and Worst Quarterly Performance (during the periods shown above)

Best Quarter Return	Worst Quarter Return

12.28% (1st quarter, 2019)	(16.90)% (1st quarter, 2020)

Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund’s return from January 1, 2023, through September 30, 2023, was
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2023
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(6.79%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.28%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.90%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns(1) (For the periods ended December 31, 2022)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns for the Fund were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred or other tax-advantaged arrangements, such as a 401(k) plan or individual retirement account (“IRA”).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Institutional Class shares, and the after-tax returns for Service Class shares will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are shown only for Institutional Class shares, and the after-tax returns for Service Class shares will vary. After-tax returns for the Fund were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred or other tax-advantaged arrangements, such as a 401(k) plan or individual retirement account (“IRA”). In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Frontier MFG Core Infrastructure Fund | Risk Lose Money [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	If the value of the Fund’s investments goes down, the share price of the Fund will go down, and you may lose money.
Frontier MFG Core Infrastructure Fund | Market Risks [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Market Risks; Recent Market Events. The Fund’s investments are subject to market risk, which may cause the value of the Fund’s investments to decline. If the value of the Fund’s investments goes down, the share price of the Fund will go down, and you may lose money. U.S. and international markets have experienced volatility in recent months and years due to a number of economic, political and global macro factors, including rising inflation, trade tensions, the war between Russia and Ukraine, disruption in the banking sector and the impact of the coronavirus (COVID-19) global pandemic. Uncertainties regarding the level of central banks’ interest rate increases, political events, rising government debt and the possibility of a national or global recession have also contributed to market volatility. During periods of volatility, the Fund may experience high levels of shareholder redemptions and may have to sell securities at times when the Fund would otherwise not do so, potentially at unfavorable prices. Certain securities may be difficult to value during such periods.
Frontier MFG Core Infrastructure Fund | Common Stocks Risks [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Common Stocks Risks. Common stocks held by the Fund will fluctuate in value based on the earnings of the company and on general industry and market conditions, leading to fluctuations in the Fund’s share price.
Frontier MFG Core Infrastructure Fund | Stock Selection Risks [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Stock Selection Risks. The stocks selected for the Fund may decline in value or not increase in value when the stock market in general is rising.
Frontier MFG Core Infrastructure Fund | Stapled Securities Risks [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Stapled Securities Risks. A stapled security is a security that is comprised of multiple parts (a trust and a share of a company) that cannot be separated from one another and is treated as one unit for trading purposes. The value of a stapled security may go down as a result of the performance of any part of the security.
Frontier MFG Core Infrastructure Fund | REIT Risks [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	REIT Risks. A REIT’s share price may decline because of adverse developments affecting the underlying industry, including changes to interest rates. The returns of REITs may trail returns of the overall market. The Fund’s investments in REITs may be subject to special tax rules, or a particular REIT may fail to qualify for the favorable federal income tax treatment applicable to REITs, the effect of which may have adverse tax consequences for the Fund and shareholders. Changes in tax laws may also result in unfavorable tax treatment of REITs. The Fund will indirectly bear its proportionate share of expenses incurred by REITs in which the Fund invests in addition to the expenses incurred directly by the Fund.
Frontier MFG Core Infrastructure Fund | Foreign Securities Risks [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Foreign Securities Risks. Investments in securities of foreign companies involve additional risks, including less liquidity, currency-rate fluctuations, political and economic instability, differences in financial reporting standards and securities market regulation, and the imposition of foreign withholding taxes.
Frontier MFG Core Infrastructure Fund | Emerging Markets Risks [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Emerging Markets Risks. Emerging market countries may have relatively unstable governments, weaker economies and less developed legal systems with fewer securities holder rights. Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default. Emerging market securities also tend to be less liquid.
Frontier MFG Core Infrastructure Fund | Currency Risks [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Currency Risks. The value of the Fund’s foreign holdings as measured in U.S. dollars may be affected unfavorably by changes in foreign currency exchange rates. The Fund may also incur costs in connection with conversions between various currencies.
Frontier MFG Core Infrastructure Fund | Management Risks [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Management Risks. The Fund is subject to management risk as an actively-managed investment portfolio and is dependent on the decisions of the portfolio management team to achieve the Fund’s investment objective.
Frontier MFG Core Infrastructure Fund | Shareholder Ownership and Concentration Risks [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Shareholder Ownership and Concentration Risks. A large percentage of the Fund’s shares are held by financial intermediaries and institutional investors. In many cases, the Fund does not have visibility as to the underlying beneficial owners of the Fund’s shares. A large redemption by one or more of these shareholders could result in the Fund selling securities when it otherwise would not have done so, accelerating the realization of capital gains and increasing transaction costs. A large redemption could also significantly reduce the Fund’s assets and increase the Fund’s expenses.
Frontier MFG Core Infrastructure Fund | Infrastructure and Utilities Concentration Risks [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Infrastructure and Utilities Concentration Risks. The Fund’s investments in infrastructure and utilities companies will expose the Fund to potential adverse economic, regulatory, political and other changes affecting such investments. Issuers of securities in infrastructure-related businesses are subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, high leverage, costs associated with environmental or other regulations and the effects of economic slowdowns. Rising interest rates could lead to higher financing costs and reduced earnings for infrastructure companies. Specific infrastructure assets in which the Fund invests may be subject to additional risks relating to communication, energy, social, transportation and utilities infrastructure companies.
Frontier MFG Core Infrastructure Fund | Small- and Medium-Capitalization Company Risks [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Small- and Medium-Capitalization Company Risks. Small-capitalization and medium-capitalization companies are often more volatile and less liquid than larger companies. Securities of these companies may be subject to greater and more abrupt price fluctuations and may be more susceptible to market pressures and business failures. Stocks of small and medium-sized companies may underperform the stocks of larger companies as an asset class.
Frontier MFG Core Infrastructure Fund | Large Capitalization Risks [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Large Capitalization Risks. Larger, more established companies may be unable to respond quickly to new competitive challenges, such as changes in consumer tastes or innovative, smaller competitors. Large-capitalization companies are also sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.
Frontier MFG Core Infrastructure Fund | Liquidity Risks [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Liquidity Risks. Liquidity risk is the risk that certain securities may be difficult or impossible to sell, or sell at the time and price desired by MFG Asset Management. MFG Asset Management may have to lower the price, sell other securities instead or forego an investment opportunity.
Frontier MFG Core Infrastructure Fund | Cybersecurity Risks [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Cybersecurity Risks. Despite the various protections utilized by the Fund and its service providers, systems, networks, or devices utilized by the Fund can be potentially breached. The Fund and its shareholders could be negatively impacted as a result of a cybersecurity breach.
Frontier MFG Core Infrastructure Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	none
Additional Other Expenses	rr_Component2OtherExpensesOverAssets	0.10%
Total Other Expenses	rr_OtherExpensesOverAssets	0.10%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.60%	[1]
Less: Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	0.50%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 51
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	172
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	314
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 730
Annual Return 2013	rr_AnnualReturn2013	12.41%
Annual Return 2014	rr_AnnualReturn2014	16.63%
Annual Return 2015	rr_AnnualReturn2015	(1.03%)
Annual Return 2016	rr_AnnualReturn2016	6.18%
Annual Return 2017	rr_AnnualReturn2017	20.25%
Annual Return 2018	rr_AnnualReturn2018	(6.61%)
Annual Return 2019	rr_AnnualReturn2019	28.01%
Annual Return 2020	rr_AnnualReturn2020	(1.39%)
Annual Return 2021	rr_AnnualReturn2021	13.83%
Annual Return 2022	rr_AnnualReturn2022	(7.66%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(7.66%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.38%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.46%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 18, 2012
Frontier MFG Core Infrastructure Fund | Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(8.76%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.72%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.88%
Frontier MFG Core Infrastructure Fund | Institutional Class | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(3.43%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.53%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.13%
Frontier MFG Core Infrastructure Fund | Institutional Class | MSCI World Index (Net) (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI World Index (Net) (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(18.14%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.14%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.85%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 18, 2012
Frontier MFG Core Infrastructure Fund | Institutional Class | S&P Global Infrastructure Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P Global Infrastructure Index (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(0.17%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.88%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.51%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 18, 2012
Frontier MFG Core Infrastructure Fund | Service Class
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.15%
Additional Other Expenses	rr_Component2OtherExpensesOverAssets	0.10%
Total Other Expenses	rr_OtherExpensesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.75%	[1]
Less: Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	0.65%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 66
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	219
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	397
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 911
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(7.71%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.32%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.11%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 15, 2016
Frontier MFG Core Infrastructure Fund | Service Class | MSCI World Index (Net) (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI World Index (Net) (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(18.14%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.14%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.67%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 15, 2016
Frontier MFG Core Infrastructure Fund | Service Class | S&P Global Infrastructure Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P Global Infrastructure Index (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(0.17%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.88%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.50%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 15, 2016

[1]	The “Total Annual Fund Operating Expenses” and “Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement” for Service Class shares do not correlate to the “Ratio of expenses to average net assets” figures in the Financial Highlights section of this Prospectus because Service Class shares accrued shareholder servicing fees in the amount of 0.10% for the fiscal year ended June 30, 2023.
[2]	Frontegra Asset Management, Inc. (“Frontegra”), the Fund’s investment adviser, has contractually agreed to waive its management fee and/or reimburse the Fund’s operating expenses to the extent necessary to ensure that the Fund’s total operating expenses (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses (“AFFE”) and extraordinary expenses) do not exceed 0.50% and 0.65% of the Fund’s average daily net assets attributable to the Institutional Class and Service Class shares, respectively. Frontegra is entitled to recoup the fees waived and/or expenses reimbursed within a three-year period from the date of the waiver or expense payment if such reimbursement will not cause the Fund’s expense ratio to exceed the lesser of: (a) the expense limitation in place at the time of the waiver and/or expense payment; or (b) the expense limitation in place at the time of the recoupment. The expense cap/reimbursement agreement will continue in effect until October 31, 2025, and may be terminated only by, or with the consent of, the Board of Directors of the Company.